5. PROFIT SHARING PLAN	12 Months Ended
Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
PROFIT SHARING PLAN

The Company has a defined contribution 401(k) profit sharing plan. Employer profit sharing and matching contributions to the plan are discretionary. No employer profit sharing or matching contributions were made to the plan in fiscal years 2016 and 2015.